Consolidated Statements Of Cash Flows (Schedule Of Funds Flow From Continuing Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement of cash flows [abstract]
Net income from continuing operations	$ 66	$ 557
Adjustments to reconcile net income to funds flow from operations:
Amortization	1,015	946
Deferred income tax expense	6	39
Stock-based compensation	3	3
Defined benefit pension plans	11	8
Accretion of long-term liabilities and provisions	(5)	(1)
Equity (income) loss of an associate or joint venture	200	(73)
Provisions for investment loss		82
Other	(37)	(31)
Funds flow from continuing operations	$ 1,259	$ 1,530